Employee Benefit Plans and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of defined benefit pension, healthcare and other postemployment plans
The following summarizes data from CNH Industrial’s defined benefit pension, healthcare and other postemployment plans for the years ended December 31, 2020 and 2019:

	Pension		Healthcare (1)		Other (1)
	2020	2019	2020	2019	2020	2019
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$2,938	$3,029	$412	$434	$431	$422
Service cost	22	23	4	5	16	13
Interest cost	44	74	10	14	1	3
Plan participants’ contributions	3	3	5	10	—	—
Actuarial loss	215	377	21	45	—	37
Gross benefits paid	(139)	(156)	(37)	(42)	(31)	(37)
Plan amendments	2	(2)	1	(47)	—	—
Currency translation adjustments and other (2)	(426)	(410)	2	(7)	38	(7)
Ending benefit obligation	$2,659	$2,938	$418	$412	$455	$431
Change in the fair value of plan assets:
Beginning plan assets	2,096	2,281	152	141	—	—
Actual return on plan assets	231	305	17	27	—	—
Employer contributions	70	53	—	—	—	—
Plan participants’ contributions	3	3	—	—	—	—
Gross benefits paid	(114)	(130)	(9)	(16)	—	—
Currency translation adjustments and other (2)	(479)	(416)	(15)	—	—	—
Ending plan assets	1,807	2,096	145	152	—	—
Funded status:	$(852)	$(842)	$(273)	$(260)	$(455)	$(431)
(1)The healthcare and other postemployment plans are not required to be prefunded.
(2)Includes the impact of the transfer of the outstanding pension benefit obligations related to certain retirees and beneficiaries within the U.S. plans through group annuity contract purchases in the fourth quarter of 2020 and 2019.

Schedule of defined benefit pension plans by significant geographical area
The following summarizes data from CNH Industrial’s defined benefit pension plans by significant geographical area for the years ended December 31, 2020 and 2019:

	U.S.		U.K		Germany (1)		Other Countries (1)
	2020	2019	2020	2019	2020	2019	2020	2019
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$666	$1,015	$1,488	$1,290	$424	$409	$360	$315
Service cost	4	3	—	4	4	3	14	13
Interest cost	16	36	24	30	2	4	2	4
Plan participants’ contributions	—	—	—	—	—	—	3	3
Actuarial loss	80	132	99	166	6	39	30	40
Gross benefits paid	(40)	(70)	(58)	(47)	(25)	(25)	(16)	(14)
Plan amendments	2	—	—	—	—	—	—	(2)
Currency translation adjustments and other (2)	(551)	(450)	55	45	38	(6)	32	1
Ending benefit obligation	$177	$666	$1,608	$1,488	$449	$424	$425	$360
Change in the fair value of plan assets:
Beginning plan assets	700	1,030	1,067	951	5	5	324	295
Actual return on plan assets	93	190	118	88	—	—	20	27
Employer contributions	—	—	59	42	—	—	11	11
Plan participants’ contributions	—	—	—	—	—	—	3	3
Gross benefits paid	(40)	(69)	(58)	(47)	—	—	(16)	(14)
Currency translation adjustments and other (2)	(549)	(451)	44	33	—	—	26	2
Ending plan assets	$204	$700	$1,230	$1,067	$5	$5	$368	$324
Funded status:	$27	$34	$(378)	$(421)	$(444)	$(419)	$(57)	$(36)
(1)    Pension benefits in Germany and some other countries are not required to be prefunded.
(2)    Includes the impact of the transfer of the outstanding pension benefit obligations related to certain retirees and beneficiaries within the U.S. plans through group annuity contract purchases in the fourth quarter of 2020 and 2019.

Schedule of net amounts recognized in consolidated balance sheets
Net amounts recognized in the consolidated balance sheets as of December 31, 2020 and 2019 consist of:

	Pension		Healthcare		Other
	2020	2019	2020	2019	2020	2019
	(in millions)
Other assets	$37	$45	$—	$—	$—	$—
Pension, postretirement and other postemployment benefits	(889)	(887)	(273)	(260)	(455)	(431)
Net liability recognized at end of year	$(852)	$(842)	$(273)	$(260)	$(455)	$(431)

Schedule of pre-tax amounts recognized in accumulated other comprehensive loss
Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2020 consist of:

	Pension	Healthcare	Other
	(in millions)

Unrecognized actuarial losses	$793	$59	$109
Unrecognized prior service credit	3	(242)	(6)
Accumulated other comprehensive loss	$796	$(183)	$103

Schedule of aggregate pension accumulated benefit obligation
The following table summarizes the aggregate pension accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension
	2020	2019
	(in millions)
Accumulated benefit obligation	$2,384	$2,108
Fair value of plan assets	$1,526	$1,240

Schedule of projected benefit obligations in excess of plan assets
The following table summarizes CNH Industrial’s pension and other postemployment plans with projected benefit obligations in excess of plan assets:

	Pension		Healthcare		Other
	2020	2019	2020	2019	2020	2019
	(in millions)
Projected benefit obligation	$2,428	$2,219	$418	$412	$455	$431
Fair value of plan assets	$1,539	$1,332	$145	$152	$—	$—

Schedule of net periodic benefit cost
The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit for the years ended December 31, 2020, 2019, and 2018:

	Pension			Healthcare			Other
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	(in millions)
Service cost	$22	$23	$25	$4	$5	$6	$16	$13	$15
Interest cost	44	74	71	10	14	24	1	3	3
Expected return on assets	(80)	(99)	(112)	(7)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	1	(1)	(130)	(125)	(82)	—	1	1
Actuarial loss (gain)	40	67	74	2	(2)	7	5	14	4
Settlement loss and other	125	125	1	—	—	—	2	2	1
Net periodic benefit cost (credit)	$151	$191	$58	$(121)	$(115)	$(52)	$24	$33	$24

Schedule of net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations
Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations that are recognized in other comprehensive loss during 2020 consist of:

	Pension	Healthcare	Other
	(in millions)
Net periodic benefit cost	$151	$(121)	$24
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	(61)	12	(3)
Amortization of actuarial losses	(40)	(2)	(5)
Amortization of prior service (cost) credit	—	131	—
Currency translation adjustments and other	36	1	13
Total recognized in other comprehensive (income) loss	(65)	142	5
Total recognized in comprehensive loss	$86	$21	$29

Schedule of assumptions utilized in determining the funded status and the net periodic benefit cost
The following assumptions were utilized in determining the funded status at December 31, 2020 and 2019, and the net periodic benefit cost of CNH Industrial’s defined benefit plans for the years ended December 31, 2020, 2019, and 2018:

	Pension plans			Healthcare plans			Other
(in %)	2020	2019	2018	2020	2019	2018	2020	2019	2018
Assumptions used to determine funded status at December 31
Weighted-average discount rate	1.12	1.88	2.91	2.12	2.99	4.12	0.47	0.69	1.62
Weighted-average rate of compensation increase	2.07	2.99	3.00	n/a	n/a	n/a	1.85	1.91	1.41
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	4.39	4.68	6.17	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	3.95	4.20	5.00	n/a	n/a	n/a
Assumptions used to determine expense
Weighted-average discount rates - service cost	1.06	1.97	1.79	3.15	4.03	3.58	0.81	1.76	1.64
Weighted-average discount rates - interest cost	1.62	2.58	2.20	2.58	3.53	3.19	0.61	1.50	1.34
Weighted-average rate of compensation increase	2.99	3.00	3.01	n/a	n/a	n/a	1.91	1.41	1.11
Weighted-average long-term rates of return on plan assets	4.02	4.68	4.58	5.00	5.50	4.50	n/a	n/a	n/a
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	4.68	6.17	6.46	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	4.20	5.00	5.00	n/a	n/a	n/a

(*) CNH Industrial expects to achieve the ultimate healthcare cost trend rate in 2028 for U.S. plans. A flat trend rate assumption is utilized for the Canada plans.
Schedule of weighted average target asset allocation	Weighted average target asset allocation for all plans for 2020 are as follows:

All Plans
Asset category:
Equity securities	12%
Debt securities	45%
Cash/Other	43%

Schedule of fair value of plan assets by asset category and level within the fair value hierarchy
The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2020:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$—	$—	$—	$—
Non-U.S. equities	—	—	—	—
Total Equity securities	—	—	—	—
Fixed income securities:
U.S. government bonds	32	30	2	—
U.S. corporate bonds	42	5	37	—
Non-U.S. government bonds	49	10	39	—
Non-U.S. corporate bonds	25	—	25	—
Mortgage backed securities	—	—	—	—
Other fixed income	—	—	—	—
Total Fixed income securities	148	45	103	—
Other types of investments:
Mutual funds (A)	1,582	21	1,561	—
Insurance contracts	200	—	—	200
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Total Other types of investments	1,782	21	1,561	200
Cash:	22	10	12	—
Total	$1,952	$76	$1,676	$200

(A) This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2019:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$—	$—	$—	$—
Non-U.S. equities	—	—	—	—
Total Equity securities	—	—	—	—
Fixed income securities:
U.S. government bonds	124	122	2	—
U.S. corporate bonds	34	5	29	—
Non-U.S. government bonds	47	9	38	—
Non-U.S. corporate bonds	25	—	25	—
Mortgage backed securities	—	—	—	—
Other fixed income	—	—	—	—
Total Fixed income securities	230	136	94	—
Other types of investments:
Mutual funds(A)	1,802	20	1,782	—
Insurance contracts	171	—	—	171
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Total Other types of investments	1,973	20	1,782	171
Cash:	45	17	28	—
Total	$2,248	$173	$1,904	$171
(A) This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.

Schedule of changes in level 3 plan assets
The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2020:

Insurance Contracts (in millions)
Balance at December 31, 2019	$171
Actual return on plan assets relating to assets still held at reporting date	8
Purchases	8
Settlements	(5)
Transfers in and/or out of level 3	—
Currency impact	18
Balance at December 31, 2020	$200
The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2019:

Insurance Contracts (in millions)
Balance at December 31, 2018	$152
Actual return on plan assets relating to assets still held at reporting date	12
Purchases	8
Settlements	(3)
Transfers in and/or out of Level 3	—
Currency impact	2
Balance at December 31, 2019	$171

Schedule of cash flows related to total benefits expected to be paid
The benefit expected to be paid from the benefit plans which reflect expected future years of service, and the Medicare subsidy expected to be received are as follows:

	Pension Plans	Healthcare	Medicare Part D Reimbursement	Other
	(in millions)
2021	$105	$32	$—	$30
2022	107	31	—	29
2023	109	29	—	30
2024	106	29	—	31
2025	110	28	—	31
2026 - 2030	569	133	(1)	153
Total	$1,106	$282	$(1)	$304